Exhibit 99.5 Schedule 3

Loan Level Tape Compare Upload
Loans in Report	7

Loan Number	Borrower Last Name	Field	Tape Data	Reviewer Data
173103	XXXXXX	Product Type	30 Yr Fixed	30 yr Fixed - 10 yr IO
173104	XXXXXX	Product Type	30 Yr Fixed	30 yr Fixed - 10 yr IO
176550	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
174330	XXXXXX	Property Type	Low Rise Condo (1-4)	Mid Rise Condo (5-8)
174330	XXXXXX	Total Cash Out	XXXXXX	XXXXXX
174331	XXXXXX	Documentation Type	Alt Doc/Bank Statements	DSCR
167291	XXXXXX	Cash Reserves	386465.1400	231016.38
167291	XXXXXX	Months Reserves	206.0000	123.22
174717	XXXXXX	Cash Reserves	31032.0800	46796.23
174717	XXXXXX	DTI Qualifying (Front)	34.7200	28.2399
174717	XXXXXX	Months Reserves	6.0000	9.59

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